CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 1,449,225	$ 1,412,262	$ 1,707,286
Other operating income	10,538	5,574	4,539
Other gains	35	99	10,477
Operating expenses:
Supplies	109,769	72,276	66,427
Employee benefits expenses	1,102,668	1,060,408	1,301,031
Depreciation	73,159	73,939	83,556
Amortisation	60,069	46,981	57,226
Changes in trade provisions	296	(5,293)	(3,730)
Other operating expenses	99,945	118,711	166,778
Impairment charges	1,977	0	30,909
OPERATING PROFIT	12,507	40,327	12,645
Finance income	15,506	15,683	20,045
Finance costs	91,889	70,293	68,085
Change in fair value of financial instruments	(42,285)	0	0
Net foreign exchange loss	17,669	(27,818)	(9,080)
(LOSS)/PROFIT BEFORE TAX	(88,492)	(42,101)	(44,475)
Income tax expense	4,459	4,779	36,218
(LOSS)/PROFIT FOR THE YEAR	(92,951)	(46,880)	(80,693)
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT	(92,951)	(46,880)	(81,306)
NON-CONTROLLING INTEREST	0	0	613
(LOSS)/PROFIT FOR THE YEAR	(92,951)	(46,880)	(80,693)
Net finance expense	$ (100,999)	$ (82,428)	$ (57,120)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (6.61)	$ (3.33)	$ (5.63)
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (6.61)	$ (3.33)	$ (5.63)